Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Environmental Remediation Obligations [Abstract]
Schedule of Movements in Environmental Liabilities
The following tables show the movements in environmental liabilities for the years ended December 31, 2017 and 2016:

Year ended December 31, 2017 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities - beginning	143	61	204
Interest accretion	6	2	8
Expenditures	(16)	(8)	(24)
Revaluation adjustment	1	7	8
Environmental liabilities - ending	134	62	196
Less: current portion	(20)	(8)	(28)
	114	54	168

Year ended December 31, 2016 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities - beginning	148	59	207
Interest accretion	7	1	8
Expenditures	(11)	(9)	(20)
Revaluation adjustment	(1)	10	9
Environmental liabilities - ending	143	61	204
Less: current portion	(18)	(9)	(27)
	125	52	177

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2017 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	142	64	206
Less: discounting environmental liabilities to present value	(8)	(2)	(10)
Discounted environmental liabilities	134	62	196

December 31, 2016 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	158	66	224
Less: discounting environmental liabilities to present value	(15)	(5)	(20)
Discounted environmental liabilities	143	61	204

Schedule of Estimated Future Environmental Expenditures	At December 31, 2017, the estimated future environmental expenditures were as follows:

(millions of dollars)
2018	28
2019	27
2020	32
2021	34
2022	31
Thereafter	54
206